Schedule of Investments (unaudited)
December 31, 2024
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.0%
Education — 16.9%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$976,124
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,429,661
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,612,895
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	704,954
Middlesex County, NJ, Improvement Authority Revenue, Rutgers University Lease Revenue Bonds, Health and Life Science Exchange H-1 Project, GO, Series A	5.000%	8/15/53	2,000,000	2,143,856
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, Refunding, AGM	5.000%	6/1/42	5,000,000	5,081,591
New Jersey State EFA Revenue:
Montclair State University, Series A, Refunding, AGM	5.000%	7/1/44	1,350,000	1,485,530
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,069,053
Stevens Institute of Technology, Green Bonds, Series A	4.000%	7/1/50	1,000,000	926,933
Stevens Institute of Technology, Series A, Refunding	5.000%	7/1/47	2,750,000	2,791,372
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	1,830,419
Series A, Refunding	5.000%	12/1/28	675,000	703,382
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,008,816
Passaic County, NJ, Improvement Authority Revenue, Paterson Arts and Science Charter School Project	5.500%	7/1/58	1,000,000	1,034,663
Total Education				24,799,249
Health Care — 10.6%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	2,894,784
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,310,327
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/39	1,750,000	1,797,971
Inspira Health Obligated Group, Series A, Refunding	4.125%	7/1/54	4,000,000	3,817,448
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,750,000	5,761,200
Total Health Care				15,581,730
Housing — 3.6%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,862,986
Provident Group, Kean Properties	5.000%	7/1/37	400,000	400,601
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	971,074
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing Revenue Sustainable Bonds, Series K	4.700%	10/1/50	2,000,000	2,004,830
Total Housing				5,239,491
Industrial Revenue — 14.4%
New Jersey State EDA Revenue:
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,000,000	1,967,458 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Water Facilities Revenue Bonds, American Water Co., Inc. Project, Series B, Refunding	3.750%	6/1/28	$1,500,000	$1,495,942 (a)(b)(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,409,350 (a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,044,289 (a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,013,393 (a)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	6,700,000	6,807,840
Series A, Refunding	5.250%	6/1/46	400,000	410,079
Total Industrial Revenue				21,148,351
Leasing — 29.1%
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,000,000	959,705
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/37	1,500,000	1,701,437
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/38	1,500,000	1,698,228
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,500,000	1,685,241
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,364,199
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/30	4,000,000	4,080,289
Transportation Program, Series AA	4.000%	6/15/50	2,250,000	2,142,525
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,000,000	2,186,801
Transportation Program, Series AA, Refunding	5.000%	6/15/42	7,000,000	7,666,515
Transportation Program, Series AA, Refunding	4.250%	6/15/44	5,000,000	4,963,355
Transportation Program, Series AA, Unrefunded	5.000%	6/15/46	3,255,000	3,341,869
Transportation Program, Series CC	4.125%	6/15/50	2,000,000	1,942,875
Transportation Program, Series CC	5.250%	6/15/50	2,000,000	2,172,608
Transportation System, Series A, BAM	0.000%	12/15/38	3,000,000	1,723,063
Total Leasing				42,628,710
Other — 0.0%††
New Jersey State EDA Revenue, Department of Human Services, Pooled Financing, Unrefunded	5.200%	7/1/32	38,000	38,059
Power — 0.4%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	500,000	228,750 *(d)
Series A	5.050%	7/1/42	80,000	36,600 *(d)
Series XX	5.250%	7/1/40	720,000	329,400 *(d)
Series ZZ, Refunding	—	7/1/18	100,000	45,500 *(e)
Total Power				640,250
Pre-Refunded/Escrowed to Maturity — 4.2%
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series BB	5.000%	6/15/50	3,500,000	3,775,807 (f)
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,355,034 (f)
Total Pre-Refunded/Escrowed to Maturity				6,130,841
Special Tax Obligation — 4.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Series A, Refunding, AGC	5.000%	11/1/41	1,500,000	1,632,512
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2024 Quarterly Report

 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Series B, Refunding, AGC	5.000%	11/1/43	$500,000	$538,464
Newark, NJ, Parking Authority, Lease Revenue:
Parking Facility Office Project, AGM	5.250%	2/1/43	525,000	549,052
Parking Facility Office Project, AGM	5.500%	2/1/51	750,000	785,231
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	199,261
CAB, Restructured, Series A-1	0.000%	7/1/46	1,150,000	371,940
Restructured, Series A-1	4.550%	7/1/40	50,000	50,031
Restructured, Series A-1	4.750%	7/1/53	2,075,000	2,047,810
Restructured, Series A-1	5.000%	7/1/58	190,000	189,657
Restructured, Series A-2	4.329%	7/1/40	330,000	325,914
Total Special Tax Obligation				6,689,872
State General Obligation — 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,197
Restructured, Series A-1	5.375%	7/1/25	5,226	5,257
Restructured, Series A-1	5.625%	7/1/27	10,372	10,753
Restructured, Series A-1	5.625%	7/1/29	10,203	10,874
Restructured, Series A-1	5.750%	7/1/31	9,910	10,845
Restructured, Series A-1	4.000%	7/1/33	9,398	9,264
Restructured, Series A-1	4.000%	7/1/35	223,447	218,059
Restructured, Series A-1	4.000%	7/1/37	630,000	608,244
Restructured, Series A-1	4.000%	7/1/41	94,857	89,806
Restructured, Series A-1	4.000%	7/1/46	10,251	9,534
Subseries CW	0.000%	11/1/43	38,780	23,801 (c)
Total State General Obligation				1,004,634
Transportation — 13.2%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	266,271
Series A	5.000%	1/1/37	1,200,000	1,276,878
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,501,189 (a)
New Jersey State Turnpike Authority Revenue:
Series B, Refunding	5.000%	1/1/40	5,955,000	6,189,777
Series C, Refunding	5.000%	1/1/44	3,000,000	3,301,977
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	4,613,943
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,409,454 (a)(g)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	787,395 (a)
Total Transportation				19,346,884
Water & Sewer — 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	505,350 (h)

Total Investments before Short-Term Investments (Cost — $144,838,605)				143,753,421
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 0.8%
Municipal Bonds — 0.7%
Health Care — 0.7%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A. (Cost — $1,000,000)	3.650%	7/1/35	$1,000,000	$1,000,000 (i)(j)
			Shares
Money Market Funds — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $95,449)	4.440%		95,449	95,449 (k)(l)

Total Short-Term Investments (Cost — $1,095,449)				1,095,449
Total Investments — 98.8% (Cost — $145,934,054)				144,848,870
Other Assets in Excess of Liabilities — 1.2%				1,786,507
Total Net Assets — 100.0%				$146,635,377

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of December 31, 2024.
(e)	The maturity principal is currently in default as of December 31, 2024.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated Companies was $95,449 and the cost was $95,449 (Note 2).

Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
LOC	—	Letter of Credit
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2024 Quarterly Report

 Western Asset New Jersey Municipals Fund
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	36	3/25	$4,461,218	$4,280,625	$(180,593)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New Jersey Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$143,753,421	—	$143,753,421
Short-Term Investments†:
Municipal Bonds	—	1,000,000	—	1,000,000
Money Market Funds	$95,449	—	—	95,449
Total Short-Term Investments	95,449	1,000,000	—	1,095,449
Total Investments	$95,449	$144,753,421	—	$144,848,870
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$180,593	—	—	$180,593

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2024. The following transactions were effected in such company for the period ended December 31, 2024.

	Affiliate Value at March 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$77,148	$4,534,058	4,534,058	$4,515,757	4,515,757

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,104	—	$95,449

Western Asset New Jersey Municipals Fund 2024 Quarterly Report